Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024
C000017675
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Reaves Infrastructure Fund, Institutional Class Shares
Without Sales Load [Member] | C000017675
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%		2.90%	5.26%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (Gross) (USD)
Average Annual Return, Percent	22.15%		15.00%	13.15%
MSCI USA Infrastructure (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Infrastructure (TR) (USD)
Average Annual Return, Percent	20.15%		6.69%	6.88%